EQUITY (Schedule of Issued and Outstanding Share Capital) (Details) - shares	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of classes of share capital [abstract]
Begginning balance	40,295,078	40,262,819
Issue of shares
Exercise of options into shares	13,133	8,686
Exercise of restricted shares	44,890	23,573
Ending balance	40,353,101	40,295,078